Pension obligations - Schedule of defined benefit plan reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Defined benefit plan reserves, beginning balance	$ (3,281)	$ (2,694)
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	3,715	(587)
Defined benefit plan reserves, beginning balance	$ 434	$ (3,281)